Remeasurement items affecting operating profit (Tables)	12 Months Ended
Jun. 30, 2018
Remeasurement items affecting operating profit
Schedule of remeasurement items affecting operating profit

		2018	2017	2016
for the year ended 30 June	Note	Rm	Rm	Rm
Effect of remeasurement items for subsidiaries and joint operations
Impairment of		9 115	2 477	12 320
property, plant and equipment	17	7 623	415	8 424
assets under construction	18	1 492	1 942	3 586
goodwill and other intangible assets		—	120	310
Reversal of impairment of		(354)	(1 136)	—
property, plant and equipment	17	—	(272)	—
assets under construction	18	(14)	(849)	—
goodwill and other intangible assets		(56)	—	—
equity accounted investments		(269)	(15)	—
other assets		(15)	—	—
Fair value write down - assets held for sale		—	64	—
Loss/(profit) on	10	828	211	936
disposal of property, plant and equipment		(3)	(25)	(412)
disposal of goodwill and other intangible assets		11	4	24
disposal of other assets		(1)	—	(1)
disposal of businesses		(833)	(51)	226
scrapping of property, plant and equipment		454	183	266
disposal and scrapping of assets under construction		1 200	100	833
Write-off of unsuccessful exploration wells	18	312	—	(3)
Realisation of foreign currency translation reserve		—	—	(361)

Remeasurement items per income statement		9 901	1 616	12 892
Tax effect		(1 834)	(532)	(829)
Non-controlling interest effect		(9)	(7)	(17)

Total remeasurement items for subsidiaries and joint operations, net of tax		8 058	1 077	12 046
Effect of remeasurement items for equity accounted investments		11	14	13

Total remeasurement items for the group, net of tax		8 069	1 091	12 059

Schedule of main assumptions used for impairment calculations

		2018	2017	2016
Long-term average crude oil price (Brent) (nominal)*	US$/bbl	73,91	74,29	85,37
Long-term average gas price (Henry Hub), excluding margins (real)*	US$/mmbtu	3,49	3,69	3,73
Long-term average ethane price (nominal)*	US$c/gal	37,42	44,27	62,49
Long-term average exchange rate*	Rand/US$	13,57	14,71	14,95

*

Assumptions are provided on a long-term average basis. The 2018 and 2017 oil price and exchange rate assumptions are calculated based on a five year period, while the ethane price is calculated based on a ten year period. The Henry Hub gas price is linked to the plant’s useful life and calculated until 2041. Oil price and exchange rate assumptions provided for 2016 are based on a ten year period.

			United
		South	States of
		Africa	America	Europe	Canada
		%	%	%	%
Growth rate — long-term Producer Price Index	2018	5,50	2,00	2,00	2,00
Weighted average cost of capital*	2018	12,71	7,56	7,68 - 9,35	7,68
Discount rate — risk adjusted	2018	12,71	7,56	7,68 - 9,35	10,00
Growth rate — long-term Producer Price Index	2017	5,50	2,00	2,00	2,00

Weighted average cost of capital*	2017	12,50	6,60	6,60 - 8,22	6,60
Discount rate — risk adjusted	2017	12,50	6,60	6,60 - 8,22	9,50 - 9,80

Growth rate — long-term Producer Price Index	2016	6,02	2,52	1,80	2,00
Weighted average cost of capital*	2016	14,05	8,00	8,00 - 9,35	8,00
Discount rate — risk adjusted	2016	14,05	8,00	8,00 - 9,35	9,50 - 9,80

*	Calculated using spot market factors on 30 June.

Schedule of significant impairments and reversals

				Goodwill
		Property,	Assets	and other
		plant and	under	intangible
		equipment	construction	assets	Other	Total
	Business	2018	2018	2018	2018	2018
Cash-generating unit (CGU)	segmentation	Rm	Rm	Rm	Rm	Rm

Chlor Vinyls value chain	Base Chemicals	4 866	299	—	—	5 165
Sasol Canada — Shale gas assets	Exploration and Production International	2 714	50	—	—	2 764
Sasol Petroleum Mozambique — Production	Exploration and Production International	—	1 143	—	—	1 143
Sharing Agreement (PSA)
Other	Various	43	(14)	(56)	(284)	(311)

		7 623	1 478	(56)	(284)	8 761

Schedule of carrying value of Montney assets
2018
CADm
Property, plant and equipment (including mineral assets)	315
Short-term rehabilitation provision	(8)
Final carry payable on 1 July 2018	(75)

Carrying value	232